UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Contrarian Core Fund
Class A / LCCAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 50	0.97% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund
Class C / LCCCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 88	1.72% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management
Investment
Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund
Institutional Class / SMGIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 37	0.72% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund
Institutional 2 Class / COFRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 33	0.65% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund
Institutional 3 Class / COFYX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 31	0.60% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management I
nvestmen
t Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund
Class R / CCCRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 62	1.22% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the
Fund
, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies
. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund
Class S / SMGEX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of October 2, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 30	0.72% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 14,653,471,326
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.2%
Eli Lilly & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
eBay, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc.,
member
FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Contrarian Core Fund | Class A

|

SSR133_01_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Contrarian Core Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Contrarian Core Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 13.4%
Entertainment 3.7%
Electronic Arts, Inc.	979,225	126,437,532
Take-Two Interactive Software, Inc.(a)	1,150,120	243,802,438
Walt Disney Co. (The)	1,463,075	166,497,935
Total		536,737,905
Interactive Media & Services 8.3%
Alphabet, Inc., Class A	1,775,493	302,330,948
Alphabet, Inc., Class C	1,690,419	291,123,960
Meta Platforms, Inc., Class A	711,762	475,599,368
Pinterest, Inc., Class A(a)	3,960,820	146,471,124
Total		1,215,525,400
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.	756,905	204,129,709
Total Communication Services		1,956,393,014
Consumer Discretionary 9.2%
Automobiles 1.3%
Tesla, Inc.(a)	631,455	185,003,686
Broadline Retail 6.6%
Amazon.com, Inc.(a)	3,201,936	679,706,974
eBay, Inc.	4,423,820	286,398,107
Total		966,105,081
Textiles, Apparel & Luxury Goods 1.3%
lululemon athletica, Inc.(a)	161,845	59,172,150
NIKE, Inc., Class B	487,024	38,684,316
Tapestry, Inc.	1,152,278	98,427,587
Total		196,284,053
Total Consumer Discretionary		1,347,392,820
Consumer Staples 3.1%
Consumer Staples Distribution & Retail 1.6%
Target Corp.	834,572	103,687,226
Walmart, Inc.	1,294,107	127,611,891
Total		231,299,117
Household Products 1.1%
Procter & Gamble Co. (The)	920,902	160,089,604
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.4%
Coty, Inc., Class A(a)	9,829,886	55,932,051
Total Consumer Staples		447,320,772
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Canadian Natural Resources Ltd.	513,732	14,523,204
Chevron Corp.	1,580,365	250,677,496
EOG Resources, Inc.	1,125,718	142,898,643
Total		408,099,343
Total Energy		408,099,343
Financials 14.4%
Banks 5.1%
Bank of America Corp.	4,626,612	213,286,813
JPMorgan Chase & Co.	1,218,631	322,510,694
Wells Fargo & Co.	2,781,180	217,822,018
Total		753,619,525
Capital Markets 3.7%
Blackrock, Inc.	250,711	245,140,201
Charles Schwab Corp. (The)	2,429,645	193,229,667
S&P Global, Inc.	193,554	103,307,512
Total		541,677,380
Consumer Finance 1.1%
American Express Co.	536,531	161,474,370
Financial Services 3.5%
Block, Inc., Class A(a)	1,809,941	118,189,147
MasterCard, Inc., Class A	289,752	166,986,975
Visa, Inc., Class A	616,131	223,476,875
Total		508,652,997
Insurance 1.0%
Aon PLC, Class A	352,038	144,025,787
Total Financials		2,109,450,059
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.6%
Biotechnology 2.9%
AbbVie, Inc.	729,196	152,423,840
BioMarin Pharmaceutical, Inc.(a)	1,325,639	94,332,471
Vertex Pharmaceuticals, Inc.(a)	379,549	182,103,815
Total		428,860,126
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	1,609,978	222,193,064
Boston Scientific Corp.(a)	944,481	98,027,683
Zimmer Biomet Holdings, Inc.	1,521,910	158,765,651
Total		478,986,398
Health Care Providers & Services 1.5%
Elevance Health, Inc.	553,531	219,685,383
Life Sciences Tools & Services 1.8%
IQVIA Holdings, Inc.(a)	434,812	82,092,506
Thermo Fisher Scientific, Inc.	337,910	178,740,873
Total		260,833,379
Pharmaceuticals 2.2%
Eli Lilly & Co.	346,261	318,778,265
Total Health Care		1,707,143,551
Industrials 8.2%
Aerospace & Defense 2.4%
Boeing Co. (The)(a)	1,121,992	195,933,463
General Electric Co.	299,716	62,035,217
RTX Corp.	650,602	86,523,560
Total		344,492,240
Electrical Equipment 0.2%
GE Vernova, Inc.	72,366	24,255,636
Ground Transportation 2.8%
CSX Corp.	2,710,728	86,770,403
Uber Technologies, Inc.(a)	2,077,536	157,913,512
Union Pacific Corp.	695,728	171,629,140
Total		416,313,055
Industrial Conglomerates 1.6%
Honeywell International, Inc.	1,125,072	239,516,578
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.0%
Ingersoll Rand, Inc.	527,374	44,710,768
Parker-Hannifin Corp.	65,646	43,885,007
Stanley Black & Decker, Inc.	669,316	57,915,914
Total		146,511,689
Passenger Airlines 0.2%
United Airlines Holdings, Inc.(a)	386,632	36,269,948
Total Industrials		1,207,359,146
Information Technology 31.0%
Electronic Equipment, Instruments & Components 1.6%
CDW Corp.	353,056	62,914,579
TE Connectivity PLC	1,126,782	173,558,232
Total		236,472,811
IT Services 1.3%
Accenture PLC, Class A	293,267	102,203,550
Okta, Inc.(a)	980,058	88,685,448
Total		190,888,998
Semiconductors & Semiconductor Equipment 10.7%
Advanced Micro Devices, Inc.(a)	467,314	46,665,976
Applied Materials, Inc.	433,982	68,599,535
Entegris, Inc.	781,810	79,134,808
Lam Research Corp.	1,749,991	134,294,310
Marvell Technology, Inc.	1,062,982	97,603,007
NVIDIA Corp.	7,660,272	956,921,178
ON Semiconductor Corp.(a)	2,218,044	104,358,970
QUALCOMM, Inc.	461,740	72,571,676
Total		1,560,149,460
Software 10.4%
Adobe, Inc.(a)	447,916	196,438,041
Autodesk, Inc.(a)	364,187	99,863,717
Intuit, Inc.	197,554	121,266,548
Microsoft Corp.	2,595,719	1,030,474,486
Palo Alto Networks, Inc.(a)	431,319	82,136,077
Total		1,530,178,869
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	3,864,002	934,470,243
Dell Technologies, Inc.	952,613	97,890,512
Total		1,032,360,755
Total Information Technology		4,550,050,893
Materials 0.7%
Chemicals 0.3%
Sherwin-Williams Co. (The)	126,000	45,646,020
Containers & Packaging 0.4%
Avery Dennison Corp.	291,095	54,717,127
Total Materials		100,363,147
Real Estate 1.1%
Real Estate Management & Development 0.3%
CoStar Group, Inc.(a)	498,367	38,000,484
Specialized REITs 0.8%
American Tower Corp.	603,330	124,056,714
Total Real Estate		162,057,198
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.9%
Multi-Utilities 1.9%
DTE Energy Co.	1,064,777	142,360,685
Public Service Enterprise Group, Inc.	1,682,629	136,545,343
Total		278,906,028
Total Utilities		278,906,028
Total Common Stocks (Cost $7,407,419,441)		14,274,535,971

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(b),(c)	321,135,062	321,102,948
Total Money Market Funds (Cost $321,070,763)		321,102,948
Total Investments in Securities (Cost: $7,728,490,204)		14,595,638,919
Other Assets & Liabilities, Net		57,832,407
Net Assets		14,653,471,326
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	317,176,242	1,408,692,471	(1,404,741,546)	(24,219)	321,102,948	55,786	4,554,511	321,135,062
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,956,393,014	—	—	1,956,393,014
Consumer Discretionary	1,347,392,820	—	—	1,347,392,820
Consumer Staples	447,320,772	—	—	447,320,772
Energy	408,099,343	—	—	408,099,343
Financials	2,109,450,059	—	—	2,109,450,059
Health Care	1,707,143,551	—	—	1,707,143,551
Industrials	1,207,359,146	—	—	1,207,359,146
Information Technology	4,550,050,893	—	—	4,550,050,893
Materials	100,363,147	—	—	100,363,147
Real Estate	162,057,198	—	—	162,057,198
Utilities	278,906,028	—	—	278,906,028
Total Common Stocks	14,274,535,971	—	—	14,274,535,971
Money Market Funds	321,102,948	—	—	321,102,948
Total Investments in Securities	14,595,638,919	—	—	14,595,638,919
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,407,419,441)	$14,274,535,971
Affiliated issuers (cost $321,070,763)	321,102,948
Receivable for:
Investments sold	44,181,919
Capital shares sold	8,916,940
Dividends	14,162,319
Foreign tax reclaims	183,102
Prepaid expenses	50,022
Deferred compensation of board members	1,083,033
Other assets	76,913
Total assets	14,664,293,167
Liabilities
Payable for:
Capital shares redeemed	8,021,989
Management services fees	237,612
Distribution and/or service fees	26,551
Transfer agent fees	1,101,469
Compensation of chief compliance officer	1,299
Compensation of board members	12,640
Other expenses	86,453
Deferred compensation of board members	1,333,828
Total liabilities	10,821,841
Net assets applicable to outstanding capital stock	$14,653,471,326
Represented by
Paid in capital	7,298,869,249
Total distributable earnings (loss)	7,354,602,077
Total - representing net assets applicable to outstanding capital stock	$14,653,471,326
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Statement of Assets and Liabilities (continued)
February 28, 2025 (Unaudited)
Class A
Net assets	$2,542,077,564
Shares outstanding	71,728,248
Net asset value per share	$35.44
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$37.60
Class C
Net assets	$274,615,417
Shares outstanding	9,453,184
Net asset value per share	$29.05
Institutional Class
Net assets	$6,066,510,652
Shares outstanding	168,897,222
Net asset value per share	$35.92
Institutional 2 Class
Net assets	$762,882,599
Shares outstanding	20,641,240
Net asset value per share	$36.96
Institutional 3 Class
Net assets	$3,755,850,131
Shares outstanding	101,507,884
Net asset value per share	$37.00
Class R
Net assets	$147,420,526
Shares outstanding	4,159,402
Net asset value per share	$35.44
Class S
Net assets	$1,104,114,437
Shares outstanding	30,737,707
Net asset value per share	$35.92
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$78,624,476
Dividends — affiliated issuers	4,554,511
Interfund lending	40
Foreign taxes withheld	(385,636)
Total income	82,793,391
Expenses:
Management services fees	44,222,345
Distribution and/or service fees
Class A	3,189,311
Class C	1,426,928
Class R	366,129
Transfer agent fees
Class A	1,549,417
Advisor Class	207,782
Class C	173,270
Institutional Class	3,616,593
Institutional 2 Class	210,253
Institutional 3 Class	99,369
Class R	88,944
Class S	550,475
Custodian fees	33,629
Printing and postage fees	185,797
Registration fees	134,118
Accounting services fees	15,995
Legal fees	104,525
Compensation of chief compliance officer	1,299
Compensation of board members	79,639
Deferred compensation of board members	31,380
Other	107,304
Total expenses	56,394,502
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(901,978)
Expense reduction	(3,019)
Total net expenses	55,489,505
Net investment income	27,303,886
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	619,943,642
Investments — affiliated issuers	55,786
Foreign currency translations	(17,347)
Net realized gain	619,982,081
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	70,586,742
Investments — affiliated issuers	(24,219)
Net change in unrealized appreciation (depreciation)	70,562,523
Net realized and unrealized gain	690,544,604
Net increase in net assets resulting from operations	$717,848,490
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$27,303,886	$79,862,045
Net realized gain	619,982,081	1,310,775,641
Net change in unrealized appreciation (depreciation)	70,562,523	1,841,394,299
Net increase in net assets resulting from operations	717,848,490	3,232,031,985
Distributions to shareholders
Net investment income and net realized gains
Class A	(223,978,875)	(60,520,947)
Advisor Class	—	(17,717,185)
Class C	(28,924,780)	(8,917,997)
Institutional Class	(540,705,300)	(154,639,851)
Institutional 2 Class	(66,173,337)	(27,768,398)
Institutional 3 Class	(333,013,353)	(93,055,538)
Class R	(12,469,008)	(3,346,576)
Class S	(100,065,516)	—
Total distributions to shareholders	(1,305,330,169)	(365,966,492)
Increase in net assets from capital stock activity	626,860,575	124,917,737
Total increase in net assets	39,378,896	2,990,983,230
Net assets at beginning of period	14,614,092,430	11,623,109,200
Net assets at end of period	$14,653,471,326	$14,614,092,430
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,387,782	124,012,140	14,497,532	462,877,609
Distributions reinvested	5,670,423	204,021,810	1,827,261	54,854,367
Shares redeemed	(5,462,353)	(200,299,136)	(9,995,551)	(327,581,969)
Net increase	3,595,852	127,734,814	6,329,242	190,150,007
Advisor Class
Shares sold	1,256,291	49,505,200	5,322,084	182,220,256
Distributions reinvested	—	—	548,582	17,121,246
Shares redeemed	(20,953,039)	(839,362,650)	(4,609,215)	(156,509,737)
Net increase (decrease)	(19,696,748)	(789,857,450)	1,261,451	42,831,765
Class C
Shares sold	831,373	25,221,351	1,826,103	49,910,833
Distributions reinvested	950,596	28,080,615	345,319	8,702,052
Shares redeemed	(1,809,806)	(55,039,057)	(4,782,708)	(130,518,184)
Net decrease	(27,837)	(1,737,091)	(2,611,286)	(71,905,299)
Institutional Class
Shares sold	32,482,156	1,246,927,156	33,606,530	1,088,411,139
Distributions reinvested	13,941,334	508,022,204	4,799,197	145,751,615
Shares redeemed	(47,606,146)	(1,789,468,597)	(29,215,821)	(959,956,835)
Net increase (decrease)	(1,182,656)	(34,519,237)	9,189,906	274,205,919
Institutional 2 Class
Shares sold	1,396,366	53,167,051	6,814,840	227,584,252
Distributions reinvested	1,760,970	66,018,787	890,086	27,743,970
Shares redeemed	(3,563,268)	(135,809,373)	(12,763,829)	(456,721,660)
Net decrease	(405,932)	(16,623,535)	(5,058,903)	(201,393,438)
Institutional 3 Class
Shares sold	8,349,026	323,692,713	20,344,587	688,963,686
Distributions reinvested	7,216,512	270,835,711	2,446,580	76,333,299
Shares redeemed	(10,895,606)	(419,507,689)	(19,837,316)	(675,502,300)
Net increase	4,669,932	175,020,735	2,953,851	89,794,685
Class R
Shares sold	217,420	7,980,109	670,439	21,684,809
Distributions reinvested	345,159	12,425,714	110,781	3,328,963
Shares redeemed	(314,424)	(11,577,711)	(968,553)	(31,254,050)
Net increase (decrease)	248,155	8,828,112	(187,333)	(6,240,278)
Class S
Shares sold	30,149,108	1,138,520,689	—	—
Distributions reinvested	2,745,973	100,063,243	—	—
Shares redeemed	(2,157,374)	(80,569,705)	—	—
Net increase	30,737,707	1,158,014,227	—	—
Class V
Shares sold	—	—	7,629	221,886
Shares redeemed	—	—	(6,343,930)	(192,747,510)
Net decrease	—	—	(6,336,301)	(192,525,624)
Total net increase	17,938,473	626,860,575	5,540,627	124,917,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2025 (Unaudited)	$36.94	0.03	1.81	1.84	(0.12)	(3.22)	(3.34)
Year Ended 8/31/2024	$29.86	0.13	7.85	7.98	(0.11)	(0.79)	(0.90)
Year Ended 8/31/2023	$27.82	0.11	4.46	4.57	(0.06)	(2.47)	(2.53)
Year Ended 8/31/2022	$36.54	0.10	(4.35)	(4.25)	(0.07)	(4.40)	(4.47)
Year Ended 8/31/2021	$29.79	0.09	8.94	9.03	(0.17)	(2.11)	(2.28)
Year Ended 8/31/2020	$25.48	0.18	5.65	5.83	(0.23)	(1.29)	(1.52)
Class C
Six Months Ended 2/28/2025 (Unaudited)	$30.84	(0.09)	1.52	1.43	—	(3.22)	(3.22)
Year Ended 8/31/2024	$25.15	(0.09)	6.57	6.48	—	(0.79)	(0.79)
Year Ended 8/31/2023	$23.94	(0.08)	3.76	3.68	—	(2.47)	(2.47)
Year Ended 8/31/2022	$32.19	(0.12)	(3.73)	(3.85)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$26.53	(0.13)	7.90	7.77	—	(2.11)	(2.11)
Year Ended 8/31/2020	$22.84	(0.02)	5.04	5.02	(0.04)	(1.29)	(1.33)
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$37.44	0.07	1.84	1.91	(0.21)	(3.22)	(3.43)
Year Ended 8/31/2024	$30.25	0.22	7.94	8.16	(0.18)	(0.79)	(0.97)
Year Ended 8/31/2023	$28.16	0.18	4.52	4.70	(0.14)	(2.47)	(2.61)
Year Ended 8/31/2022	$36.92	0.18	(4.38)	(4.20)	(0.16)	(4.40)	(4.56)
Year Ended 8/31/2021	$30.07	0.18	9.02	9.20	(0.24)	(2.11)	(2.35)
Year Ended 8/31/2020	$25.71	0.24	5.70	5.94	(0.29)	(1.29)	(1.58)
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$38.44	0.09	1.89	1.98	(0.24)	(3.22)	(3.46)
Year Ended 8/31/2024	$31.03	0.25	8.15	8.40	(0.20)	(0.79)	(0.99)
Year Ended 8/31/2023	$28.82	0.21	4.63	4.84	(0.16)	(2.47)	(2.63)
Year Ended 8/31/2022	$37.68	0.21	(4.49)	(4.28)	(0.18)	(4.40)	(4.58)
Year Ended 8/31/2021	$30.64	0.20	9.21	9.41	(0.26)	(2.11)	(2.37)
Year Ended 8/31/2020	$26.17	0.27	5.80	6.07	(0.31)	(1.29)	(1.60)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2025 (Unaudited)	$35.44	4.85%	0.98%	0.97% (c)	0.15%	22%	$2,542,078
Year Ended 8/31/2024	$36.94	27.42%	0.99%	0.97% (c)	0.40%	51%	$2,516,816
Year Ended 8/31/2023	$29.86	18.28%	1.00%	0.98% (c)	0.41%	40%	$1,845,563
Year Ended 8/31/2022	$27.82	(13.34% )	0.99%	0.99% (c)	0.32%	49%	$1,671,377
Year Ended 8/31/2021	$36.54	32.15%	1.00% (d)	1.00% (c),(d)	0.29%	47%	$2,061,801
Year Ended 8/31/2020	$29.79	23.80%	1.02%	1.02% (c)	0.67%	51%	$1,648,211
Class C
Six Months Ended 2/28/2025 (Unaudited)	$29.05	4.47%	1.73%	1.72% (c)	(0.59% )	22%	$274,615
Year Ended 8/31/2024	$30.84	26.45%	1.74%	1.72% (c)	(0.35% )	51%	$292,411
Year Ended 8/31/2023	$25.15	17.38%	1.75%	1.73% (c)	(0.34% )	40%	$304,121
Year Ended 8/31/2022	$23.94	(13.95% )	1.74%	1.74% (c)	(0.44% )	49%	$378,576
Year Ended 8/31/2021	$32.19	31.14%	1.75% (d)	1.75% (c),(d)	(0.45% )	47%	$552,047
Year Ended 8/31/2020	$26.53	22.85%	1.77%	1.77% (c)	(0.08% )	51%	$548,126
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$35.92	4.98%	0.73%	0.72% (c)	0.40%	22%	$6,066,511
Year Ended 8/31/2024	$37.44	27.72%	0.74%	0.72% (c)	0.65%	51%	$6,367,104
Year Ended 8/31/2023	$30.25	18.58%	0.75%	0.73% (c)	0.66%	40%	$4,866,117
Year Ended 8/31/2022	$28.16	(13.09% )	0.74%	0.74% (c)	0.57%	49%	$4,351,597
Year Ended 8/31/2021	$36.92	32.47%	0.75% (d)	0.75% (c),(d)	0.54%	47%	$5,311,382
Year Ended 8/31/2020	$30.07	24.08%	0.77%	0.77% (c)	0.92%	51%	$4,230,127
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$36.96	5.02%	0.66%	0.65%	0.47%	22%	$762,883
Year Ended 8/31/2024	$38.44	27.81%	0.67%	0.65%	0.73%	51%	$809,026
Year Ended 8/31/2023	$31.03	18.66%	0.68%	0.66%	0.73%	40%	$810,032
Year Ended 8/31/2022	$28.82	(13.03% )	0.67%	0.67%	0.64%	49%	$667,505
Year Ended 8/31/2021	$37.68	32.58%	0.68% (d)	0.68% (d)	0.61%	47%	$858,820
Year Ended 8/31/2020	$30.64	24.19%	0.69%	0.69%	1.00%	51%	$653,968
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$38.48	0.10	1.89	1.99	(0.25)	(3.22)	(3.47)
Year Ended 8/31/2024	$31.06	0.26	8.16	8.42	(0.21)	(0.79)	(1.00)
Year Ended 8/31/2023	$28.85	0.22	4.63	4.85	(0.17)	(2.47)	(2.64)
Year Ended 8/31/2022	$37.72	0.22	(4.49)	(4.27)	(0.20)	(4.40)	(4.60)
Year Ended 8/31/2021	$30.67	0.22	9.21	9.43	(0.27)	(2.11)	(2.38)
Year Ended 8/31/2020	$26.19	0.28	5.81	6.09	(0.32)	(1.29)	(1.61)
Class R
Six Months Ended 2/28/2025 (Unaudited)	$36.90	(0.02)	1.81	1.79	(0.03)	(3.22)	(3.25)
Year Ended 8/31/2024	$29.84	0.05	7.84	7.89	(0.04)	(0.79)	(0.83)
Year Ended 8/31/2023	$27.80	0.04	4.47	4.51	—	(2.47)	(2.47)
Year Ended 8/31/2022	$36.52	0.02	(4.34)	(4.32)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$29.78	0.01	8.94	8.95	(0.10)	(2.11)	(2.21)
Year Ended 8/31/2020	$25.48	0.11	5.64	5.75	(0.16)	(1.29)	(1.45)
Class S
Six Months Ended 2/28/2025 (Unaudited)(e)	$37.52	0.06	1.77	1.83	(0.21)	(3.22)	(3.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$37.00	5.06%	0.61%	0.60%	0.52%	22%	$3,755,850
Year Ended 8/31/2024	$38.48	27.87%	0.62%	0.60%	0.77%	51%	$3,726,764
Year Ended 8/31/2023	$31.06	18.70%	0.63%	0.61%	0.78%	40%	$2,916,211
Year Ended 8/31/2022	$28.85	(13.00% )	0.62%	0.62%	0.69%	49%	$2,642,362
Year Ended 8/31/2021	$37.72	32.64%	0.63% (d)	0.63% (d)	0.66%	47%	$3,338,749
Year Ended 8/31/2020	$30.67	24.26%	0.64%	0.64%	1.05%	51%	$2,487,886
Class R
Six Months Ended 2/28/2025 (Unaudited)	$35.44	4.72%	1.23%	1.22% (c)	(0.10% )	22%	$147,421
Year Ended 8/31/2024	$36.90	27.07%	1.24%	1.22% (c)	0.15%	51%	$144,334
Year Ended 8/31/2023	$29.84	17.99%	1.25%	1.23% (c)	0.16%	40%	$122,288
Year Ended 8/31/2022	$27.80	(13.55% )	1.24%	1.24% (c)	0.07%	49%	$113,472
Year Ended 8/31/2021	$36.52	31.83%	1.25% (d)	1.25% (c),(d)	0.04%	47%	$143,336
Year Ended 8/31/2020	$29.78	23.47%	1.27%	1.27% (c)	0.42%	51%	$124,853
Class S
Six Months Ended 2/28/2025 (Unaudited)(e)	$35.92	4.75%	0.74%	0.72%	0.41%	22%	$1,104,114
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.555% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 0.599% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.03 (a)
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.12
Class S	0.12

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $3,019.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	857,638
Class C	—	1.00 (b)	8,704

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	0.99	0.97
Class C	1.74	1.72
Institutional Class	0.74	0.72
Institutional 2 Class	0.67	0.65
Institutional 3 Class	0.63	0.60
Class R	1.24	1.22
Class S	0.74	0.72
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,728,490,000	6,998,080,000	(130,931,000)	6,867,149,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,156,634,857 and $3,846,215,731, respectively, for the six months ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	300,000	4.82	1

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 26.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Contrarian Core Fund  | 2025

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Columbia Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR133_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025